Capital Link

Global Fintech Leaders ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 97.6%

Canada — 2.8%
TMX Group	6,915	$698,070

China — 10.9%
Baidu ADR*	4,520	689,029
China Construction Bank, Cl H	995,000	746,215
JD.com, Cl A*	566	20,224
Ping An Insurance Group of China, Cl A	84,000	675,615
Tencent Holdings	11,500	619,911

		2,750,994

France — 5.4%
BNP Paribas	10,525	620,759
Engie	45,676	731,998

		1,352,757

Germany — 4.8%
Mercedes-Benz Group	8,039	633,596
SAP	5,000	569,015

		1,202,611

Hong Kong — 2.2%
Hong Kong Exchanges & Clearing	11,400	550,909

Japan — 12.0%
GMO Internet	27,400	616,396
HIS*	42,500	728,413
Monex Group	96,000	431,760
Rakuten Group	67,100	567,444
SBI Holdings	25,600	666,812

		3,010,825

Singapore — 2.7%
Singapore Exchange	97,503	670,874

South Korea — 6.9%
Kakao	6,499	508,634
Samsung SDS	4,929	573,926
SK Telecom	14,265	647,789

		1,730,349

Switzerland — 2.6%
Nestle	4,978	649,915

Taiwan — 2.6%
Hon Hai Precision Industry	177,897	653,590

United Kingdom — 3.2%
HSBC Holdings PLC	116,264	802,757

United States — 41.5%

Consumer Discretionary— 2.4% Amazon.com*	198	608,110

Description	Shares	Fair Value
Consumer Staples— 3.2% Bunge	7,764	$811,726

Financials— 8.4%
CME Group, Cl A	2,954	698,710
Intercontinental Exchange	4,978	637,781
Signature Bank NY	2,214	763,586

Information Technology— 27.5%
Block, Cl A*	3,723	474,683
Cisco Systems	11,388	635,109
DocuSign, Cl A*	4,672	553,305
International Business Machines	5,438	666,209
Intuit	998	473,421
Mastercard, Cl A	1,928	695,661
Microsoft	1,972	589,214
Oracle	6,575	499,503
PayPal Holdings*	3,579	400,597
salesforce.com*	2,537	534,115
Visa, Cl A(A)	3,163	683,588
VMware, Cl A*	5,967	700,048

		10,425,366

Total Common Stock (Cost $23,412,732)		24,499,017

MONEY MARKET — 0.0%
JPMorgan U.S. Government Money Market Fund, Cl I 0.01%(B)	6,497	6,497

Total Money Market (Cost $6,497)		6,497

Total Investments - 97.6% (Cost $23,419,229)		$24,505,514

Percentages are based on Net Assets of $ 25,109,742.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $ 578,873.
(B)	The rate reported is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of February 28, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,499,017	$—	$—	$24,499,017
Money Market	6,497	—	—	6,497
Total Investments in Securities	$24,505,514	$—	$—	$24,505,514

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

Capital Link

Global Fintech Leaders ETF

Schedule of Investments

February 28, 2022 (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

INN-QH-001-0900